Consolidated Statements of Equity (Deficit) (Q1) - USD ($) $ in Thousands		Total		Other Noncontrolling Subsidiaries	GCM Holdings	Member's Deficit-GCM, L.L.C.	Common Stock Common Class A	Common Stock Common Class C	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Subsidiaries	Noncontrolling Interest in Subsidiaries Other Noncontrolling Subsidiaries	Noncontrolling Interest in GCMH	Noncontrolling Interest in GCMH GCM Holdings	Partners' Deficit	Cumulative-effect adjustment from adoption	Cumulative-effect adjustment from adoption Accumulated Other Comprehensive Income (Loss)	Cumulative-effect adjustment from adoption Noncontrolling Interest in Subsidiaries	Cumulative-effect adjustment from adoption Partners' Deficit
Beginning balance at Dec. 31, 2017		$ (160,407)				$ (17)					$ (1,740)	$ 143,966				$ (302,616)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201409Member
Capital contributions from noncontrolling interest in subsidiaries		$ 6,447										6,447
Deemed contributions		19,495														19,495
Capital distributions		(82,247)				(134)										(82,113)
Capital distributions paid to noncontrolling interest		(49,234)										(49,234)
Unrealized gain (loss) on cash flow hedges		1,264									1,264
Translation adjustment		(110)									(110)
Ending balance at Dec. 31, 2018		$ (201,107)				(73)					(586)	125,665				(326,113)	$ 11,860		$ 1,517	$ 10,343
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201712Member
Capital contributions from noncontrolling interest in subsidiaries		$ 4,720										4,720
Deemed contributions		30,233														30,233
Capital distributions		(69,624)				(100)										(69,524)
Capital distributions paid to noncontrolling interest		(43,660)										(43,660)
Unrealized gain (loss) on cash flow hedges		(6,521)									(6,521)
Translation adjustment		253									253
Ending balance at Dec. 31, 2019		(213,830)				(66)					(6,854)	101,463				(308,373)	0	$ 650		(650)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from noncontrolling interest in subsidiaries		1,237										1,237
Deemed contributions		7,920														7,920
Capital distributions		(15)				(15)
Capital distributions paid to noncontrolling interest		(5,814)										(5,814)
Equity transaction with Mosaic		60,931														60,931
Unrealized gain (loss) on cash flow hedges		(7,277)									(7,277)
Translation adjustment		(293)									(293)
Net income (loss)		(12,419)				13						2,536				(14,968)
Ending balance at Mar. 31, 2020		(169,560)				(68)					(13,774)	99,422				(255,140)
Increase (Decrease) in Temporary Equity [Roll Forward]
Capital contributions from redeemable noncontrolling interest		173,327
Equity transaction with Mosaic		(60,931)
Net income (loss)		2,093
Ending balance at Mar. 31, 2020		114,489
Beginning balance at Dec. 31, 2019		(213,830)				$ (66)					(6,854)	101,463				$ (308,373)	$ 0	$ 650		$ (650)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on cash flow hedges	[1]	(4,880)
Translation adjustment	[1]	778
Ending balance at Dec. 31, 2020		(82,190)	[1]				$ 4	$ 14	$ 2,705	$ (29,832)	(2,233)	94,013		$ (146,861)
Ending balance at Dec. 31, 2020	[1]	115,121
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from noncontrolling interest in subsidiaries		1,083										1,083
Capital distributions paid to noncontrolling interest				$ (7,527)	$ (11,687)								$ (7,527)		$ (11,687)
Issuance of Class A common stock due to exercised warrants		23,316							5,252					18,064
Deemed contributions		4,903												4,903
Unrealized gain (loss) on cash flow hedges		3,679									831			2,848
Translation adjustment		(615)									(139)			(476)
Restricted stock units		26,632							6,023					20,609
Dividends		(6,548)								(6,548)
Deferred tax and other tax adjustments		(89)							(60)		(29)
Net income (loss)		11,839								2,547		8,589		703
Ending balance at Mar. 31, 2021		(37,204)					$ 4	$ 14	$ 13,920	$ (33,833)	$ (1,570)	$ 96,158		$ (111,897)
Increase (Decrease) in Temporary Equity [Roll Forward]
Capital distributions paid to redeemable noncontrolling interest		(5,750)
Net income (loss)		8,089
Ending balance at Mar. 31, 2021		$ 117,460

[1]	For discussion on the restatement adjustments, see Note 4.